Depreciation and Amortization - Schedule of Depreciation and Amortization (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Depreciation, Depletion and Amortization [Abstract]
Depreciation of property, plant and equipment	565	533
Amortization of intangible assets	53	48
Asset removal costs	81	79
Amortization of regulatory assets	23	16
Total depreciation and amortization	722	676